Annual Total Returns - FidelityEnvironmentalBondFund-RetailPRO - FidelityEnvironmentalBondFund-RetailPRO - Fidelity Environmental Bond Fund	Oct. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 15, 2021
Fidelity Environmental Bond Fund
Bar Chart Table:
Annual Return 2022	(13.66%)